Trade and other receivables	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables
Trade and other receivables:

As at	Dec 31 2018	Dec 31 2017
Trade	$412,662	$429,582
Value-added and other tax receivables	37,823	36,584
Egypt gas contract recoveries(a)	6,227	24,466
Other	57,856	46,004
	$514,568	$536,636

a) Egypt gas contract recoveries:
The natural gas supply agreement in Egypt has a mechanism whereby the Company is partially compensated when gas delivery shortfalls exceed a certain threshold. The receivable is secured by a combination of funds held in escrow and a bank guarantee.